Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 2,068	$ 32,075	$ 878,254
Due from Everli	4,120,066	3,805,862
Prepaid expenses	27,910	70,852	165,494
Long-term prepaid insurance			70,852
Total current assets	4,150,044	3,908,789	1,043,748
Marketable securities and cash held in Trust Account	42,874,392	171,405,977	164,407,016
TOTAL ASSETS	47,024,436	175,314,766	165,521,616
Current liabilities
Accounts payable and accrued liabilities	1,576,929	576,961	41,252
Working Capital Loan – related party	230,837
Sponsor Loan	4,109,133	3,718,011
Total current liabilities	5,916,899	4,294,972	41,252
Deferred Fee	1,714,976	6,600,000	6,600,000
TOTAL LIABILITIES	7,631,875	10,894,972	6,641,252
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A ordinary shares subject to possible redemption	42,874,392	171,405,977	164,407,016
SHAREHOLDERS’ DEFICIT
Preference shares, value
Additional paid-in capital
Accumulated deficit	(3,482,393)	(6,986,745)	(5,527,214)
TOTAL SHAREHOLDERS’ DEFICIT	(3,481,831)	(6,986,183)	(5,526,652)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	47,024,436	175,314,766	165,521,616
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	562
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value		$ 562	$ 562